Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [text block] [Abstract]
Schedule of prepaid expenses and other current assets
As at December 31,	2021	2020
Prepaid expenses	$6,431	$5,942
Inventory(a)	16,982	5,224
Deferred charges(b)	264	278
Other	17,387	8,301
Prepaid expenses and other current assets	$41,064	$19,745